Income Taxes - Schedule of Movements of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements of Unrecognized Tax Benefits [Abstract]
Balance as of beginning	¥ 41,442	¥ 13,760
Increase due to acquisition of AIFU	34,368	29,863
Increase in unrecognized tax benefits		1,883
Decrease in tax positions	(11,282)	(4,064)
Balance as of ending	¥ 30,160	¥ 41,442